ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 09, 2022	Feb. 20, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, Shares Authorized					10,000,000	10,000,000
Preferred Stock, Par Value					$ 0.001	$ 0.001
Working capital			$ 104,912		$ 44,444
Cash flows from operating activities			26,419	$ (10,959)	(29,740)	$ (45,356)
Accumulated deficit			$ 647,375		$ 639,291	$ 609,551
NHIL [Member]
Ownership percentage		100.00%
NHIL [Member]
Number of shares issued		10,000,000
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized	10,000,000				10,000,000	10,000,000
Preferred Stock, Par Value	$ 0.001				$ 0.001
Consideration paid for Shares	$ 420,000